SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Changes in non-cash working capital:
Accounts receivable	$(3,615)	$(1,984)
Prepaid expenses and other	(286)	(103)
Trade and other payables	(1,314)	384
Dividend payable	1,553	—
Changes in non-cash working capital	$(3,662)	$(1,703)

Significant non-cash transactions:
Equity issued for Kinross and Newmont Portfolio's (Note 5)	$64,174	$112,295
Settlement of certain receivables	1,540	2,705
Interest on CEF Facility paid in common shares	$—	$398

Cash and cash equivalents at the end of the year:
Cash at bank	$6,271	$6,844